Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares of no par value (in Dollars per share)
Ordinary shares, authorized	1,600,000,000,000	1,600,000,000,000
Ordinary shares, issued	22,800,887,584	13,872,899,584
Ordinary shares, outstanding	22,800,887,584	13,872,899,584
Preferred shares, par value (in Dollars per share)
Preferred shares, authorized	1,000	1,000
Preferred shares, issued	1,000	1,000
Preferred shares, outstanding	1,000	1,000
Preferred shares, redemption amount (in Dollars)		$ 34,000